Schedule of Inventories (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Statutory Information
Raw materials and consumables	$ 4,051,581	$ 5,678,351	$ 961,223
Finished Goods	697,209	466,787	8,440
Consumables	39,304	57,022	50,806
Total inventories	$ 4,788,094	$ 6,202,160	$ 1,020,469